UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

X	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

	January 1, 2015	to	December 31, 2015
RFS Holding, L.L.C.
(Exact Name of Securitizer as Specified in its Charter)
		Date of Report (Date of earliest event reported)	February 11, 2016

		Commission File Number of securitizer:	333-107495, 333-130030, 333-144945, 333-169151, 333-206176, 333-181466-01,333-181466, 333-107495-02, 333-130030-01, 333-144945-01, 333-169151-01, 333-206176-01
		Central Index Key Number of securitizer:	0001226006
Daniel Ro, (203) 585-6254
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]

Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2) for the reporting period

Central Index Key Number of depositor: _______________________

___________________________________________________________________
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): _______________________

Central Index Key Number of underwriter (if applicable): _______________________

___________________________________________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(ii), RFS Holding, L.L.C. has indicated by check mark that there is no activity to report for the calendar year ended December 31, 2015.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: February 11, 2016

RFS HOLDING, L.L.C.
(Securitizer)

By: __/s/ Joseph Ressa
Name: Joseph Ressa
Title: Principal Financial Officer, and as the senior officer in charge of securitization